Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year	Summary Compensation Table Total for Principal Executive Officer (PEO) ($)(1)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income ($ in millions)(5)	Operating EBITDA (non-GAAP) ($ in millions)(6)
					Total Stock-holder Return	Peer Group Total Stock-holder Return (4)
2024	8,214,486	(738,228)	2,883,948	1,186,227	34.08	261.28	(127)	290
2023	10,059,781	13,033,190	3,478,480	4,238,076	83.76	263.07	(98)	255
2022	7,808,070	(14,373,512)	2,362,459	(173,097)	66.00	151.13	(283)	534
2021	12,619,247	23,627,955	3,899,958	5,361,892	173.66	187.16	350	931
2020	11,170,316	21,720,594	3,065,564	4,508,137	135.54	124.48	(356)	771
(1)Mr. Schneider served as the Company's PEO (CEO and President) for each year presented.
(2)The Company's Non-PEO NEOs were: (i) in 2024, Ms. Simonelli; Mr. Casey; Mr. Wolfs; and Ms. Yannaccone; (ii) in 2022 and in 2023, Ms. Simonelli; Ms. Melissa McSherry; Ms. Yannaccone and Ms. Wasser, (iii) in 2021, Ms. Simonelli; Ms. Wasser; Mr. M. Ryan Gorman; and Ms. Katrina Helmkamp, and (iv) in 2020, Ms. Simonelli; Ms. Wasser; Ms. Helmkamp; and Mr. Casey.
(3)The following table reflects adjustments made to total compensation amounts reported in the Summary Compensation Table (“SCT”) for the PEO and Non-PEO NEOs for each applicable year to compute “Compensation Actually Paid” pursuant to Item 402(v) of Regulation S-K:

PEO (a)	2024	2023	2022	2021	2020
Total Compensation as reported in the SCT	$8,214,486	$10,059,781	$7,808,070	$12,619,247	$11,170,316
Deduction of amounts reported under the “Stock Awards” column of the SCT	(4,891,946)	(7,147,769)	(6,796,238)	(6,607,955)	(7,258,745)
Deduction of amounts reported under the “Option Awards” column of the SCT	—	—	—	—	—
Increase for fair value of equity awards granted during the year that remain outstanding and unvested as of year-end	3,383,901	10,714,745	1,733,121	10,575,495	11,981,413
Increase for fair value of equity awards granted during the year that vested during the year	—	—	—	—	—
Change in fair value from the prior year-end to the current year-end for awards granted in prior years that were outstanding and unvested as of current year-end	(6,487,973)	(67,528)	(8,999,746)	5,346,914	5,145,877
Change in fair value from the prior year-end to the vesting date for awards granted in prior years that vested during the current year	(669,196)	(398,380)	(4,379,556)	2,539,328	915,681
Deduction for the fair value of awards (determined at the end of the prior year) granted in prior years that were forfeited during the current year	(287,500)	(127,659)	(3,739,163)	(845,074)	(233,948)
Increase for the value of any dividends or other earnings paid on equity awards during the year prior to the vesting date that are not otherwise included in the total compensation for the year	—	—	—	—	—
Deduction for the aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT	—	—	—	—	—
Increase for pension value attributable to current year's service and any change in pension value attributable to plan amendments made during the current year	—	—	—	—	—
Compensation Actually Paid to PEO	$(738,228)	$13,033,190	$(14,373,512)	$23,627,955	$21,720,594

Non-PEO NEOs ($ amounts presented as averages) (a)	2024	2023	2022	2021	2020
Total Compensation as reported in the SCT	$2,883,948	$3,478,480	$2,362,459	$3,899,958	$3,065,564
Deduction of amounts reported under the “Stock Awards” column of the SCT	(1,165,398)	(1,714,493)	(1,579,605)	(932,201)	(954,082)
Deduction of amounts reported under the “Option Awards” column of the SCT	—	—	—	—	—
Increase for fair value of equity awards granted during the year that remain outstanding and unvested as of year-end	717,786	2,509,110	472,838	1,474,849	1,609,838
Increase for fair value of equity awards granted during the year that vested during the year	—	—	—	—	—
Change in fair value from the prior year-end to the current year-end for awards granted in prior years that were outstanding and unvested as of current year-end	(1,122,419)	26,750	(895,369)	651,998	816,268
Change in fair value from the prior year-end to the vesting date for awards granted in prior years that vested during the current year	(107,246)	(53,119)	(342,309)	347,271	(1,763)
Deduction for the fair value of awards (determined at the end of the prior year) granted in prior years that were forfeited during the current year	(20,444)	(8,652)	(191,111)	(79,983)	(14,036)
Increase for the value of any dividends or other earnings paid on equity awards during the year prior to the vesting date that are not otherwise included in the total compensation for the year	—	—	—	—	—
Deduction for the aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT	—	—	—	—	(13,652)

Non-PEO NEOs ($ amounts presented as averages) (a)	2024	2023	2022	2021	2020
Increase for pension value attributable to current year's service and any change in pension value attributable to plan amendments made during the current year	—	—	—	—	—
Compensation Actually Paid to Non-PEO NEOs	$1,186,227	$4,238,076	$(173,097)	$5,361,892	$4,508,137
(a)    The fair values of the equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of CFCF PSU award was estimated using the closing stock price of our common stock as of the last day of the applicable year and adjusted for management's estimate of performance; (3) the fair values of rTSR PSU award and the 2024 segment of the 2024-2026 PSU awards were estimated using the Monte Carlo Simulation method (which reflects for each particular award and valuation date adjustments for: estimates of performance, expected volatility, risk-free interest rate, correlation coefficient, and dividend yield); and (4) the fair value of options was estimated using the Black-Scholes option-pricing model (which reflects for each particular award and valuation date: adjustments for expected volatility, risk-free interest rate, dividend yield, expected term—calculated using the simplified method, and stock price).
For each year, the value of RSU awards, PSU awards and stock option awards used to calculate Compensation Actually Paid reflect the following assumptions:

	2024	2023	2022	2021	2020
RSU Awards:
Stock Price	$3.30 - $6.25	$5.66 - $8.11	$6.39 - $18.25	$14.81 - $18.23	$3.41 - $13.12
CFCF/FCF PSU Awards:
Stock Price as of Year End	$3.30	$8.11	$6.39	$16.81	$13.12
Performance Multiplier	0%-200%	0%-100%	50%-200%	200%	72%-200%
rTSR PSU Awards:
Volatility	63.00%	64.99%-70.76%	55.30%-58.60%	51.60%-83.30%	91.10%-105.90%
Risk-Free Interest Rate	4.16%	4.23%-4.79%	4.41%-4.73%	0.39%-0.73%	0.10%-0.13%
RTSR modifier (2024 PSU Award)
Volatility	67.10%
Risk-Free Interest Rate	4.25%
Stock Options:
Stock Price	n/a	$4.88 - $5.79	$6.39 - $18.18	$14.81 - $19.28	$3.41 - $13.12
Expected Life	n/a	3 years	3 - 4 years	3 - 5 years	3 - 5.5 years
Risk-Free Interest Rate	n/a	3.58%-4.51%	1.47%-4.22%	0.30%-1.26%	0.17%-1.14%
Volatility	n/a	65.54%-74.95%	70.02%-77.27%	62.20%-78.62%	41.51%-69.60%
Dividend Yield	n/a	—	—	—	—
(4)Peer group is the S&P Home Builders Select Industry index, or XHB Index (which includes a diversified group of holdings representing home building, building products, home furnishings and home appliances). The XHB Index is the published industry or line-of-business index utilized in our Annual Reports on Form 10-K for the years ended December 31, 2022, 2023 and 2024.
(5)Represents the amount of net income (loss) reflected in our audited financial statements for each applicable fiscal year.
(6)Operating EBITDA is our primary non-GAAP measure. Effective December 31, 2024, the Company updated its definition of Operating EBITDA to include adjustments for non-cash stock-based compensation and legal contingencies unrelated to normal operations which currently includes industry-wide antitrust lawsuits and class action lawsuits to conform with similar adjustments and measures disclosed by industry competitors. These changes have been applied retrospectively to prior periods to enhance comparability. See Annex A for a definition of Operating EBITDA, an explanation of why we believe this non-GAAP measure is useful to investors and the limitations of this measure as an analytical tool.
Most Important Company Performance Measures
The following is an unranked list of the most important measures the Company used during 2024 to link executive compensation actually paid to Company performance.

Tabular List	■ Operating EBITDA*
* See Annex A for a definition and a reconciliation of this non-GAAP measure to the most directly comparable GAAP measure, an explanation of why we believe this non-GAAP measure is useful to investors and the limitations of this measure as an analytical tool.

■ Relative Total Stockholder Returns
■ Cumulative Free Cash Flow*
Graphical Relationship Between Pay and Performance

Company Selected Measure Name		Operating EBITDA
Named Executive Officers, Footnote	Mr. Schneider served as the Company's PEO (CEO and President) for each year presented.
(2)The Company's Non-PEO NEOs were: (i) in 2024, Ms. Simonelli; Mr. Casey; Mr. Wolfs; and Ms. Yannaccone; (ii) in 2022 and in 2023, Ms. Simonelli; Ms. Melissa McSherry; Ms. Yannaccone and Ms. Wasser, (iii) in 2021, Ms. Simonelli; Ms. Wasser; Mr. M. Ryan Gorman; and Ms. Katrina Helmkamp, and (iv) in 2020, Ms. Simonelli; Ms. Wasser; Ms. Helmkamp; and Mr. Casey.

Peer Group Issuers, Footnote		Peer group is the S&P Home Builders Select Industry index, or XHB Index (which includes a diversified group of holdings representing home building, building products, home furnishings and home appliances). The XHB Index is the published industry or line-of-business index utilized in our Annual Reports on Form 10-K for the years ended December 31, 2022, 2023 and 2024.
PEO Total Compensation Amount	[2]	$ 8,214,486	[1]	$ 10,059,781	$ 7,808,070	$ 12,619,247	$ 11,170,316
PEO Actually Paid Compensation Amount	[1],[3]	$ (738,228)		13,033,190	(14,373,512)	23,627,955	21,720,594
Adjustment To PEO Compensation, Footnote

PEO (a)	2024	2023	2022	2021	2020
Total Compensation as reported in the SCT	$8,214,486	$10,059,781	$7,808,070	$12,619,247	$11,170,316
Deduction of amounts reported under the “Stock Awards” column of the SCT	(4,891,946)	(7,147,769)	(6,796,238)	(6,607,955)	(7,258,745)
Deduction of amounts reported under the “Option Awards” column of the SCT	—	—	—	—	—
Increase for fair value of equity awards granted during the year that remain outstanding and unvested as of year-end	3,383,901	10,714,745	1,733,121	10,575,495	11,981,413
Increase for fair value of equity awards granted during the year that vested during the year	—	—	—	—	—
Change in fair value from the prior year-end to the current year-end for awards granted in prior years that were outstanding and unvested as of current year-end	(6,487,973)	(67,528)	(8,999,746)	5,346,914	5,145,877
Change in fair value from the prior year-end to the vesting date for awards granted in prior years that vested during the current year	(669,196)	(398,380)	(4,379,556)	2,539,328	915,681
Deduction for the fair value of awards (determined at the end of the prior year) granted in prior years that were forfeited during the current year	(287,500)	(127,659)	(3,739,163)	(845,074)	(233,948)
Increase for the value of any dividends or other earnings paid on equity awards during the year prior to the vesting date that are not otherwise included in the total compensation for the year	—	—	—	—	—
Deduction for the aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT	—	—	—	—	—
Increase for pension value attributable to current year's service and any change in pension value attributable to plan amendments made during the current year	—	—	—	—	—
Compensation Actually Paid to PEO	$(738,228)	$13,033,190	$(14,373,512)	$23,627,955	$21,720,594

Non-PEO NEO Average Total Compensation Amount	[4]	$ 2,883,948	[1]	3,478,480	2,362,459	3,899,958	3,065,564
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 1,186,227	[1]	4,238,076	(173,097)	5,361,892	4,508,137
Adjustment to Non-PEO NEO Compensation Footnote

Non-PEO NEOs ($ amounts presented as averages) (a)	2024	2023	2022	2021	2020
Total Compensation as reported in the SCT	$2,883,948	$3,478,480	$2,362,459	$3,899,958	$3,065,564
Deduction of amounts reported under the “Stock Awards” column of the SCT	(1,165,398)	(1,714,493)	(1,579,605)	(932,201)	(954,082)
Deduction of amounts reported under the “Option Awards” column of the SCT	—	—	—	—	—
Increase for fair value of equity awards granted during the year that remain outstanding and unvested as of year-end	717,786	2,509,110	472,838	1,474,849	1,609,838
Increase for fair value of equity awards granted during the year that vested during the year	—	—	—	—	—
Change in fair value from the prior year-end to the current year-end for awards granted in prior years that were outstanding and unvested as of current year-end	(1,122,419)	26,750	(895,369)	651,998	816,268
Change in fair value from the prior year-end to the vesting date for awards granted in prior years that vested during the current year	(107,246)	(53,119)	(342,309)	347,271	(1,763)
Deduction for the fair value of awards (determined at the end of the prior year) granted in prior years that were forfeited during the current year	(20,444)	(8,652)	(191,111)	(79,983)	(14,036)
Increase for the value of any dividends or other earnings paid on equity awards during the year prior to the vesting date that are not otherwise included in the total compensation for the year	—	—	—	—	—
Deduction for the aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT	—	—	—	—	(13,652)

Non-PEO NEOs ($ amounts presented as averages) (a)	2024	2023	2022	2021	2020
Increase for pension value attributable to current year's service and any change in pension value attributable to plan amendments made during the current year	—	—	—	—	—
Compensation Actually Paid to Non-PEO NEOs	$1,186,227	$4,238,076	$(173,097)	$5,361,892	$4,508,137

Equity Valuation Assumption Difference, Footnote	The fair values of the equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of CFCF PSU award was estimated using the closing stock price of our common stock as of the last day of the applicable year and adjusted for management's estimate of performance; (3) the fair values of rTSR PSU award and the 2024 segment of the 2024-2026 PSU awards were estimated using the Monte Carlo Simulation method (which reflects for each particular award and valuation date adjustments for: estimates of performance, expected volatility, risk-free interest rate, correlation coefficient, and dividend yield); and (4) the fair value of options was estimated using the Black-Scholes option-pricing model (which reflects for each particular award and valuation date: adjustments for expected volatility, risk-free interest rate, dividend yield, expected term—calculated using the simplified method, and stock price).
For each year, the value of RSU awards, PSU awards and stock option awards used to calculate Compensation Actually Paid reflect the following assumptions:

	2024	2023	2022	2021	2020
RSU Awards:
Stock Price	$3.30 - $6.25	$5.66 - $8.11	$6.39 - $18.25	$14.81 - $18.23	$3.41 - $13.12
CFCF/FCF PSU Awards:
Stock Price as of Year End	$3.30	$8.11	$6.39	$16.81	$13.12
Performance Multiplier	0%-200%	0%-100%	50%-200%	200%	72%-200%
rTSR PSU Awards:
Volatility	63.00%	64.99%-70.76%	55.30%-58.60%	51.60%-83.30%	91.10%-105.90%
Risk-Free Interest Rate	4.16%	4.23%-4.79%	4.41%-4.73%	0.39%-0.73%	0.10%-0.13%
RTSR modifier (2024 PSU Award)
Volatility	67.10%
Risk-Free Interest Rate	4.25%
Stock Options:
Stock Price	n/a	$4.88 - $5.79	$6.39 - $18.18	$14.81 - $19.28	$3.41 - $13.12
Expected Life	n/a	3 years	3 - 4 years	3 - 5 years	3 - 5.5 years
Risk-Free Interest Rate	n/a	3.58%-4.51%	1.47%-4.22%	0.30%-1.26%	0.17%-1.14%
Volatility	n/a	65.54%-74.95%	70.02%-77.27%	62.20%-78.62%	41.51%-69.60%
Dividend Yield	n/a	—	—	—	—

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List	■ Operating EBITDA*
* See Annex A for a definition and a reconciliation of this non-GAAP measure to the most directly comparable GAAP measure, an explanation of why we believe this non-GAAP measure is useful to investors and the limitations of this measure as an analytical tool.

■ Relative Total Stockholder Returns
■ Cumulative Free Cash Flow*

Total Shareholder Return Amount		$ 34.08		83.76	66.00	173.66	135.54
Peer Group Total Shareholder Return Amount	[5]	261.28		263.07	151.13	187.16	124.48
Net Income (Loss)	[6]	$ (127,000,000)		$ (98,000,000)	$ (283,000,000)	$ 350,000,000	$ (356,000,000)
Company Selected Measure Amount	[7]	290,000,000		255,000,000	534,000,000	931,000,000	771,000,000
PEO Name		Mr. Schneider
Measure:: 1
Pay vs Performance Disclosure
Name		■ Operating EBITDA*
Non-GAAP Measure Description	Operating EBITDA is our primary non-GAAP measure. Effective December 31, 2024, the Company updated its definition of Operating EBITDA to include adjustments for non-cash stock-based compensation and legal contingencies unrelated to normal operations which currently includes industry-wide antitrust lawsuits and class action lawsuits to conform with similar adjustments and measures disclosed by industry competitors. These changes have been applied retrospectively to prior periods to enhance comparability. See Annex A for a definition of Operating EBITDA, an explanation of why we believe this non-GAAP measure is useful to investors and the limitations of this measure as an analytical tool.
Most Important Company Performance Measures
The following is an unranked list of the most important measures the Company used during 2024 to link executive compensation actually paid to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name		■ Relative Total Stockholder Returns
Measure:: 3
Pay vs Performance Disclosure
Name		■ Cumulative Free Cash Flow*
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	$ 0		$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	0		0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	(4,891,946)		(7,147,769)	(6,796,238)	(6,607,955)	(7,258,745)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	3,383,901		10,714,745	1,733,121	10,575,495	11,981,413
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	(6,487,973)		(67,528)	(8,999,746)	5,346,914	5,145,877
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	0		0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	(669,196)		(398,380)	(4,379,556)	2,539,328	915,681
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	(287,500)		(127,659)	(3,739,163)	(845,074)	(233,948)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	0		0	0	0	0
PEO | Deduction of SCT Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	0		0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	0		0	0	0	(13,652)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	0		0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	(1,165,398)		(1,714,493)	(1,579,605)	(932,201)	(954,082)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	717,786		2,509,110	472,838	1,474,849	1,609,838
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	(1,122,419)		26,750	(895,369)	651,998	816,268
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	0		0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	(107,246)		(53,119)	(342,309)	347,271	(1,763)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	(20,444)		(8,652)	(191,111)	(79,983)	(14,036)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	0		0	0	0	0
Non-PEO NEO | Deduction of SCT Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	$ 0		$ 0	$ 0	$ 0	$ 0

[1]
(a)    The fair values of the equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of CFCF PSU award was estimated using the closing stock price of our common stock as of the last day of the applicable year and adjusted for management's estimate of performance; (3) the fair values of rTSR PSU award and the 2024 segment of the 2024-2026 PSU awards were estimated using the Monte Carlo Simulation method (which reflects for each particular award and valuation date adjustments for: estimates of performance, expected volatility, risk-free interest rate, correlation coefficient, and dividend yield); and (4) the fair value of options was estimated using the Black-Scholes option-pricing model (which reflects for each particular award and valuation date: adjustments for expected volatility, risk-free interest rate, dividend yield, expected term—calculated using the simplified method, and stock price).
For each year, the value of RSU awards, PSU awards and stock option awards used to calculate Compensation Actually Paid reflect the following assumptions:

	2024	2023	2022	2021	2020
RSU Awards:
Stock Price	$3.30 - $6.25	$5.66 - $8.11	$6.39 - $18.25	$14.81 - $18.23	$3.41 - $13.12
CFCF/FCF PSU Awards:
Stock Price as of Year End	$3.30	$8.11	$6.39	$16.81	$13.12
Performance Multiplier	0%-200%	0%-100%	50%-200%	200%	72%-200%
rTSR PSU Awards:
Volatility	63.00%	64.99%-70.76%	55.30%-58.60%	51.60%-83.30%	91.10%-105.90%
Risk-Free Interest Rate	4.16%	4.23%-4.79%	4.41%-4.73%	0.39%-0.73%	0.10%-0.13%
RTSR modifier (2024 PSU Award)
Volatility	67.10%
Risk-Free Interest Rate	4.25%
Stock Options:
Stock Price	n/a	$4.88 - $5.79	$6.39 - $18.18	$14.81 - $19.28	$3.41 - $13.12
Expected Life	n/a	3 years	3 - 4 years	3 - 5 years	3 - 5.5 years
Risk-Free Interest Rate	n/a	3.58%-4.51%	1.47%-4.22%	0.30%-1.26%	0.17%-1.14%
Volatility	n/a	65.54%-74.95%	70.02%-77.27%	62.20%-78.62%	41.51%-69.60%
Dividend Yield	n/a	—	—	—	—

[2]	Mr. Schneider served as the Company's PEO (CEO and President) for each year presented.
[3]	The following table reflects adjustments made to total compensation amounts reported in the Summary Compensation Table (“SCT”) for the PEO and Non-PEO NEOs for each applicable year to compute “Compensation Actually Paid” pursuant to Item 402(v) of Regulation S-K:

PEO (a)	2024	2023	2022	2021	2020
Total Compensation as reported in the SCT	$8,214,486	$10,059,781	$7,808,070	$12,619,247	$11,170,316
Deduction of amounts reported under the “Stock Awards” column of the SCT	(4,891,946)	(7,147,769)	(6,796,238)	(6,607,955)	(7,258,745)
Deduction of amounts reported under the “Option Awards” column of the SCT	—	—	—	—	—
Increase for fair value of equity awards granted during the year that remain outstanding and unvested as of year-end	3,383,901	10,714,745	1,733,121	10,575,495	11,981,413
Increase for fair value of equity awards granted during the year that vested during the year	—	—	—	—	—
Change in fair value from the prior year-end to the current year-end for awards granted in prior years that were outstanding and unvested as of current year-end	(6,487,973)	(67,528)	(8,999,746)	5,346,914	5,145,877
Change in fair value from the prior year-end to the vesting date for awards granted in prior years that vested during the current year	(669,196)	(398,380)	(4,379,556)	2,539,328	915,681
Deduction for the fair value of awards (determined at the end of the prior year) granted in prior years that were forfeited during the current year	(287,500)	(127,659)	(3,739,163)	(845,074)	(233,948)
Increase for the value of any dividends or other earnings paid on equity awards during the year prior to the vesting date that are not otherwise included in the total compensation for the year	—	—	—	—	—
Deduction for the aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT	—	—	—	—	—
Increase for pension value attributable to current year's service and any change in pension value attributable to plan amendments made during the current year	—	—	—	—	—
Compensation Actually Paid to PEO	$(738,228)	$13,033,190	$(14,373,512)	$23,627,955	$21,720,594

Non-PEO NEOs ($ amounts presented as averages) (a)	2024	2023	2022	2021	2020
Total Compensation as reported in the SCT	$2,883,948	$3,478,480	$2,362,459	$3,899,958	$3,065,564
Deduction of amounts reported under the “Stock Awards” column of the SCT	(1,165,398)	(1,714,493)	(1,579,605)	(932,201)	(954,082)
Deduction of amounts reported under the “Option Awards” column of the SCT	—	—	—	—	—
Increase for fair value of equity awards granted during the year that remain outstanding and unvested as of year-end	717,786	2,509,110	472,838	1,474,849	1,609,838
Increase for fair value of equity awards granted during the year that vested during the year	—	—	—	—	—
Change in fair value from the prior year-end to the current year-end for awards granted in prior years that were outstanding and unvested as of current year-end	(1,122,419)	26,750	(895,369)	651,998	816,268
Change in fair value from the prior year-end to the vesting date for awards granted in prior years that vested during the current year	(107,246)	(53,119)	(342,309)	347,271	(1,763)
Deduction for the fair value of awards (determined at the end of the prior year) granted in prior years that were forfeited during the current year	(20,444)	(8,652)	(191,111)	(79,983)	(14,036)
Increase for the value of any dividends or other earnings paid on equity awards during the year prior to the vesting date that are not otherwise included in the total compensation for the year	—	—	—	—	—
Deduction for the aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT	—	—	—	—	(13,652)

Non-PEO NEOs ($ amounts presented as averages) (a)	2024	2023	2022	2021	2020
Increase for pension value attributable to current year's service and any change in pension value attributable to plan amendments made during the current year	—	—	—	—	—
Compensation Actually Paid to Non-PEO NEOs	$1,186,227	$4,238,076	$(173,097)	$5,361,892	$4,508,137
(a)    The fair values of the equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our common stock as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of CFCF PSU award was estimated using the closing stock price of our common stock as of the last day of the applicable year and adjusted for management's estimate of performance; (3) the fair values of rTSR PSU award and the 2024 segment of the 2024-2026 PSU awards were estimated using the Monte Carlo Simulation method (which reflects for each particular award and valuation date adjustments for: estimates of performance, expected volatility, risk-free interest rate, correlation coefficient, and dividend yield); and (4) the fair value of options was estimated using the Black-Scholes option-pricing model (which reflects for each particular award and valuation date: adjustments for expected volatility, risk-free interest rate, dividend yield, expected term—calculated using the simplified method, and stock price).
For each year, the value of RSU awards, PSU awards and stock option awards used to calculate Compensation Actually Paid reflect the following assumptions:

	2024	2023	2022	2021	2020
RSU Awards:
Stock Price	$3.30 - $6.25	$5.66 - $8.11	$6.39 - $18.25	$14.81 - $18.23	$3.41 - $13.12
CFCF/FCF PSU Awards:
Stock Price as of Year End	$3.30	$8.11	$6.39	$16.81	$13.12
Performance Multiplier	0%-200%	0%-100%	50%-200%	200%	72%-200%
rTSR PSU Awards:
Volatility	63.00%	64.99%-70.76%	55.30%-58.60%	51.60%-83.30%	91.10%-105.90%
Risk-Free Interest Rate	4.16%	4.23%-4.79%	4.41%-4.73%	0.39%-0.73%	0.10%-0.13%
RTSR modifier (2024 PSU Award)
Volatility	67.10%
Risk-Free Interest Rate	4.25%
Stock Options:
Stock Price	n/a	$4.88 - $5.79	$6.39 - $18.18	$14.81 - $19.28	$3.41 - $13.12
Expected Life	n/a	3 years	3 - 4 years	3 - 5 years	3 - 5.5 years
Risk-Free Interest Rate	n/a	3.58%-4.51%	1.47%-4.22%	0.30%-1.26%	0.17%-1.14%
Volatility	n/a	65.54%-74.95%	70.02%-77.27%	62.20%-78.62%	41.51%-69.60%
Dividend Yield	n/a	—	—	—	—

[4]	The Company's Non-PEO NEOs were: (i) in 2024, Ms. Simonelli; Mr. Casey; Mr. Wolfs; and Ms. Yannaccone; (ii) in 2022 and in 2023, Ms. Simonelli; Ms. Melissa McSherry; Ms. Yannaccone and Ms. Wasser, (iii) in 2021, Ms. Simonelli; Ms. Wasser; Mr. M. Ryan Gorman; and Ms. Katrina Helmkamp, and (iv) in 2020, Ms. Simonelli; Ms. Wasser; Ms. Helmkamp; and Mr. Casey.
[5]	Peer group is the S&P Home Builders Select Industry index, or XHB Index (which includes a diversified group of holdings representing home building, building products, home furnishings and home appliances). The XHB Index is the published industry or line-of-business index utilized in our Annual Reports on Form 10-K for the years ended December 31, 2022, 2023 and 2024.
[6]	Represents the amount of net income (loss) reflected in our audited financial statements for each applicable fiscal year.
[7]	Operating EBITDA is our primary non-GAAP measure. Effective December 31, 2024, the Company updated its definition of Operating EBITDA to include adjustments for non-cash stock-based compensation and legal contingencies unrelated to normal operations which currently includes industry-wide antitrust lawsuits and class action lawsuits to conform with similar adjustments and measures disclosed by industry competitors. These changes have been applied retrospectively to prior periods to enhance comparability. See Annex A for a definition of Operating EBITDA, an explanation of why we believe this non-GAAP measure is useful to investors and the limitations of this measure as an analytical tool.
Most Important Company Performance Measures
The following is an unranked list of the most important measures the Company used during 2024 to link executive compensation actually paid to Company performance.